DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts

The fair value of derivative contracts in the interim consolidated balance sheets at June 30, 2021 and December 31, 2020 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2021
Derivatives designated as hedging instruments
Currency forward contracts	$300	$255
Derivatives not designated as hedging instruments
Currency forward and option contracts	$470	$115

Total derivatives	$770	$370

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$1,847	$2
Derivatives not designated as hedging instruments
Currency forward and option contracts	$90	$279

Total derivatives	$1,937	$281

Schedule of Notional Amounts of Outstanding Derivative Contracts

The notional amounts of outstanding derivative contracts in U.S. dollars at December 31, 2020 and June 30, 2021 were as follows:

	December 31, 2020	June 30, 2021
Derivatives designated as hedging instruments
Currency forward contracts	$35,089	$20,778
Derivatives not designated as hedging instruments
Currency forward and option contracts	$31,207	$31,168

Total derivatives	$66,296	$51,946

Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations

The effect of derivative contracts on the interim consolidated statements of operations for the six months ended June 30, 2020 and 2021 was as follows:

	Six months ended June 30,
	2020	2021

Operating income (expenses)	$(51)	$1,000
Financial income	$658	$37